Other Investments	12 Months Ended
Dec. 31, 2021
Investments All Other Investments [Abstract]
Other Investments
19.	Other investments

(In thousands)	December 31, 2020	December 31, 2021
Current(i)	19,185	12,587
Non-current(ii)	17,824	12,058
Total	37,009	24,645

Note:

(i)

In June 2020, the Group made an investment in an investment fund for a cash consideration of US$15,000 thousands, for which the underlying assets were mainly comprised of debt securities and equity securities. It is redeemable at the option of the Group with one-month notice. There was a fair value gain of US$4,185 thousands for the year ended December 31, 2020 and a fair value loss of US$6,598 thousands for the year ended December 31, 2021.

(ii)

In June 2020, the Group made an investment in an investment fund for a cash consideration of US$17,100 thousands, for which the underlying assets were mainly comprised of unlisted bonds and subordinated debentures, for a period of 3 years. There was a fair value gain of US$724 thousands for the year ended December 31,2020 and a fair value loss of US$5,766 thousands for the year ended December 31, 2021.